Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,369,355	$ 1,302,758
Less: Accumulated depreciation	(368,482)	(323,461)	$ (144,537)
Net Property and Equipment	1,000,873	979,297	$ 1,076,626
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	144,585	144,585
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,205,127	1,138,530
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 19,643	$ 19,643